Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Matisse Discounted Closed-End Fund Strategy | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.04%	[1],[2],[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[1],[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.18%	[1]
1 Year	rr_ExpenseExampleYear01	221
3 Years	rr_ExpenseExampleYear03	740
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,775
Matisse Discounted Closed-End Fund Strategy | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.04%	[1],[2],[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[1],[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.43%	[1]
1 Year	rr_ExpenseExampleYear01	807
3 Years	rr_ExpenseExampleYear03	1,343
5 Years	rr_ExpenseExampleYear05	1,904
10 Years	rr_ExpenseExampleYear10	3,422
Matisse Discounted Closed-End Fund Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matisse Discounted Closed-End Fund Strategy
Supplement [Text Block]	cik0001464413_SupplementTextBlock
Supplement to the Prospectus
Summary Prospectus and

December 31, 2014
This supplement to the Prospectus, Summary Prospectus and Statement of Additional Information dated July 29, 2014 for the Matisse Discounted Closed-End Fund Strategy ("Fund"), a series of the Starboard Investment Trust, updates the information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus dated July 29, 2014 relative to Net Annual Fund Operating Expenses for the Fund and the intent of Deschutes Portfolio Strategies, the investment advisor to the Fund ("Advisor") to limit the total operating expenses, effective January 1, 2015.
Prospectus

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund OperatingExpenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Supplemental [Text Block]	cik0001464413_AnnualFundOperatingExpensesSupplementalTextBlock	The table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the table and its entirety with the following:
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example Supplemental [Text Block]	cik0001464413_ExpenseExampleSupplementalTextBlock	In addition, the table in the sub-section captioned "Example" in the section titled "Fees and Expenses of the Fund" is revised by replacing the table in its entirety with the following:

[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Interest and Dividends on Securities Sold Short" reflects interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Adviser. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments.
[3]	As of December 31, 2014, the entirety of the Fund's expenses within the "Interest and Dividends on Securities Sold Short" category is margin interest. Although the Advisor may incur dividends on securities sold short, it has no current plans to do so within the next fiscal year.
[4]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund's annual operating expenses (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund through February 28, 2016. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.